Consolidated Balance Sheets - USD ($)	Dec. 31, 2016	Dec. 31, 2015
Assets
Cash and due from banks	$ 12,334,358	$ 18,535,302
Federal funds sold and other interest-bearing deposits	978,557	1,657,537
Cash and cash equivalents	13,312,915	20,192,839
Certificate of deposit in other bank	100,000	100,000
Securities available for sale	34,385,939	23,644,584
Securities held to maturity	17,987,628	16,604,067
Federal Home Loan Bank stock, at cost	778,300	758,100
Mortgage loans held for sale	884,500	0
Loans, less allowance for loan losses of $2,363,086 and $2,583,445	295,286,572	268,249,402
Premises and equipment	5,449,678	5,647,933
Accrued interest receivable	956,963	850,923
Deferred income taxes	1,029,019	1,220,105
Other real estate owned	414,000	472,500
Bank owned life insurance	6,721,003	6,541,381
Other assets	2,524,842	1,028,162
Assets	379,831,359	345,309,996
Deposits
Noninterest-bearing	62,791,835	58,043,942
Interest-bearing	239,923,301	217,920,795
Total deposits	302,715,136	275,964,737
Securities sold under repurchase agreements	27,226,159	20,490,619
Federal Home Loan Bank of Atlanta advances	9,000,000	11,000,000
Accrued interest payable	141,903	137,968
Other liabilities	1,735,884	1,493,311
Liabilities	340,819,082	309,086,635
Stockholders' equity
Common stock, par value $.01 per share in 2016 and $10 per share in 2015, authorized 5,000,000 shares; issued and outstanding 1,656,390 shares in 2016 and 1,647,541 shares in 2015	16,564	16,475,415
Additional paid-in capital	26,562,919	9,889,659
Retained earnings	12,713,099	9,960,410
Accumulated other comprehensive income	(280,305)	(102,123)
Stockholders' Equity Attributable to Parent	39,012,277	36,223,361
Liabilities and Stockholders' Equity	$ 379,831,359	$ 345,309,996